Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																								12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Operating revenues	$ 517,651		$ 352,592		$ 388,505		$ 628,440		$ 468,112		$ 307,683		$ 385,825		$ 668,751		$ 498,805		$ 317,509		$ 387,648		$ 689,862		$ 1,887,188	$ 1,830,371	$ 1,893,824
Operating income	101,924		1,253		20,568		126,335		86,170		184		24,031		121,732		90,455		522		14,685		102,729		250,080	232,117	208,391
Net income (loss)	$ 55,324		$ (15,641)		$ 4,055		$ 68,549		$ 44,985		$ (4,823)		$ (933)		$ 64,648		$ 46,392		$ (8,297)		$ (594)		$ 49,981		$ 112,287	$ 103,877	$ 87,482
Basic earnings (loss) per common share	$ 1.20	[1]	$ (0.34)	[1]	$ 0.09	[1]	$ 1.50	[1]	$ 0.99	[1]	$ (0.11)	[1]	$ (0.02)	[1]	$ 1.43	[1]	$ 1.03	[1]	$ (0.18)	[1]	$ (0.01)	[1]	$ 1.13	[1]	$ 2.45	$ 2.29	$ 1.95
Diluted earnings (loss) per common share	$ 1.19	[1]	$ (0.34)	[1]	$ 0.09	[1]	$ 1.48	[1]	$ 0.98	[1]	$ (0.11)	[1]	$ (0.02)	[1]	$ 1.42	[1]	$ 1.02	[1]	$ (0.18)	[1]	$ (0.01)	[1]	$ 1.12	[1]	$ 2.43	$ 2.27	$ 1.94

[1]	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.